POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	CAD 9	CAD 7
Net pension expense	146	126
Administrative expense	4	3
Total pension cost recognized in net income	150	129
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(72)	(68)
Administrative expense	4	3
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Service cost	137	119
Net interest cost	CAD 81	CAD 75